SHARE CAPITAL (Narrative) (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized								500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0008	$ 0.0008
Common stock, shares outstanding								38,906,742	38,906,742
Common stock, shares issued								38,906,742	38,906,742
Risk free interest rate, minimum					1.40%
Risk free interest rate, maximum					1.53%
Expected volatility rate, minimum					119.33%
Expected volatility rate, maximum					119.56%
Expected term					5 years
Expected dividends | $					$ 0
Share-based Compensation | $					0	$ 0	$ 0
Unrecognized stock based compensation expense | $					$ 0	$ 0
Weighted average number of shares - basic (in share)					38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted (in share)					38,906,742	39,946,742	38,906,742
Stock Option Plan [Member]
Stockholders Equity Note [Line Items]
Number of Options, Granted	40,000	40,000
Weighted Average Exercise Price | (per share)	$ 0.065	$ 0.05
Contractual Life	5 years	5 years
Stock Options [Member]
Stockholders Equity Note [Line Items]
Weighted average number of shares - basic (in share)						1,040,000
Weighted average number of shares - diluted (in share)						39,946,742
Anti-dilutive shares					1,040,000		1,040,000
Directors And Officers [Member]
Stockholders Equity Note [Line Items]
Number of Options, Granted			1,000,000	1,000,000
Weighted Average Exercise Price | (per share)			$ 0.065	$ 0.05
Contractual Life			5 years	5 years